Non-controlling interests - Other Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Total assets	€ 1,444,305	€ 1,339,125	€ 1,340,260
Total liabilities	1,337,472	1,236,426	1,241,507
Total gross income	74,182	74,159	71,896
Total profit	8,207	€ 7,486	€ 7,334
Banco Santander (Brasil) S.A
Non-controlling interests
Total assets	161,690
Total liabilities	145,040
Net assets	16,650
Total gross income	14,273
Total profit	2,887
Banco Santander - Chile
Non-controlling interests
Total assets	50,355
Total liabilities	45,321
Net assets	5,034
Total gross income	2,523
Total profit	859
Grupo Financiero Santander Mexico, S.A.B. De C.V.
Non-controlling interests
Total assets	58,203
Total liabilities	53,267
Net assets	4,936
Total gross income	3,460
Total profit	904
Bank Zachodni WBK S.A.
Non-controlling interests
Total assets	32,171
Total liabilities	27,235
Net assets	4,936
Total gross income	1,419
Total profit	432
Santander Consumer USA Holdings Inc.
Non-controlling interests
Total assets	33,162
Total liabilities	27,537
Net assets	5,625
Total gross income	4,257
Total profit	€ 585